CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash and banks	R$ 14,020,097	R$ 10,900,575
Total short-term investments	9,290,100	5,145,643
Cash and cash equivalents	23,310,197	16,046,218	R$ 11,991,356	R$ 16,646,480
Brazil [Member]
IfrsStatementLineItems [Line Items]
Cash and banks	701,494	103,383
Total short-term investments	7,688,051	4,227,916
Abroad [Member]
IfrsStatementLineItems [Line Items]
Cash and banks	13,318,603	10,797,192
Total short-term investments	R$ 1,602,049	R$ 917,727